RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

Chief Executive Officer

The following tables set forth the components of the Company’s related party payables as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Convertible notes payable to related party	$–	$566,743

Effective June 30, 2018, the Company issued a convertible promissory note in the principal amount of $445,628 to its Chief Executive Officer against a portion of these unpaid compensatory balances. The note bears no interest and is payable on demand. The note is convertible at the option of the holder at the lower of (i) the average of the five lowest bid prices of the Company’s common stock over the previous 20 trading days or (ii) the lowest price per share at which the Company sold its common stock in a transaction with a person who is not a manager, officer, or director of the Company during the period from the date hereof until the giving of notice of the election to convert or the lowest price per share at which a noteholder who is not a manager, officer, or director of the Company converted any debt of the Company into shares of the Company during the period from the date hereof until the giving of notice of the election to convert. The note’s conversion rate has a floor of $0.0001. Total debt discounts related to the beneficial conversion features of $445,628 were recorded and are being amortized over a one-year period consistent with the maturity dates of convertible notes issued to third party holders. As of September 30, 2021, all discounts were fully amortized.

On April 7, 2019, the Company’s board of directors approved the issuance of a convertible note in the principal amount of $261,631 to its Chief Executive Officer against a portion of these unpaid compensatory balances. The note bears interest at an annual rate of 6.0% and is payable on demand. The note is convertible at the option of the holder at the lower of (i) $0.00045 or (ii) the lowest price per share at which a noteholder who is not a manager, officer, or director of the Company converted any debt of the Company into common stock of the Company during the period from the date hereof until the giving of notice of the election to convert. Total debt discounts related to the beneficial conversion features of $261,631 were recorded and are being amortized over a one-year period consistent with the maturity dates of convertible notes issued to third party holders. As of September 30, 2021, all discounts were fully amortized.

On June 30, 2019, the Company’s board of directors approved the issuance of a convertible note in the principal amount of $61,724 to its Chief Executive Officer against a portion of these unpaid compensatory balances. The note bears interest at an annual rate of 6.0% and is payable on demand. The note is convertible at the option of the holder at the lower of (i) $0.0003 or (ii) the lowest price per share at which a noteholder who is not a manager, officer, or director of the Company converted any debt of the Company into common stock of the Company during the period from the date hereof until the giving of notice of the election to convert. Total debt discounts related to the beneficial conversion features of $61,724 were recorded and are being amortized over a one-year period consistent with the maturity dates of convertible notes issued to third party holders. As of September 30, 2021, all discounts were fully amortized.

On September 15, 2021, the Company issued 214,006 shares of Series D Stock to Marc Fogassa for the conversion of $566,743 in convertible note principal and $75,276 of interest expense. The conversion rate was modified from $0.0003 per share of common stock to $3.00 per share of Series D Stock due to the change in the underlying security. The Company did not record any dividend or expense as the conversion resulted in an equal exchange of underlying shares of common stock.

On March 11, 2020, the Company issued 200,000 shares of its common stock with a fair value of $280, or $0.0014 per share, to its Chief Executive Officer in lieu of cash for loans payable and other accrued obligations.

On December 3, 2020, the Company issued 161,636,427 shares of common stock to its Chief Executive Officer in connection with the exercise stock options acquired on February 19, 2019 as described above.

Jupiter Gold Corporation

During the nine months ended September 30, 2021, Jupiter Gold granted options to purchase an aggregate of 315,000 shares of its common stock to Marc Fogassa at prices ranging between $0.01 to $1.00 per share. The options were valued at $148,853 and recorded to stock-based compensation. The options were valued using the Black-Scholes option pricing model with the following average assumptions: the Company’s stock price on the date of the grant ($0.19 to $1.45), expected dividend yield of 0%, historical volatility calculated between 97.3% and 211.5%, risk-free interest rate between a range of 0.81% to 1.75%, and an expected term between 5 and 10 years. On September 30, 2021, Marc Fogassa exercised 120,000 stock options on a cashless basis and received 20,826 shares of Jupiter Gold common stock. As of September 30, 2021, an aggregate 2,270,000 Jupiter Gold common stock options were outstanding with a weighted average life of 3.1 years at an average exercise price of $0.86 and an aggregated intrinsic value of $489,450.

Apollo Resource Corporation

During the nine months ended September 30, 2021, Apollo Resources granted options to purchase an aggregate of 150,000 shares of its common stock to Marc Fogassa at a price of $0.01 per share. The options were valued at $217,129 and recorded to stock-based compensation. The options were valued using the Black-Scholes option pricing model with the following average assumptions: the Company’s stock price on the date of the grant ($0.10 to $4.00), expected dividend yield of 0%, historical volatility calculated between 49.2% and 98.3%, risk-free interest rate between a range of 0.68% to 1.75%, and an expected term between 5 and 10 years. On September 30, 2021, Marc Fogassa exercised 195,000 stock options for cash proceeds of $1,950 and received 195,000 shares of Apollo Resources common stock. As of September 30, 2021, there were no Apollo Resource common stock options outstanding.

NOTE 8 - RELATED PARTY TRANSACTIONS

Chief Executive Officer

The following tables set forth the components of the Company’s related party payables as of December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Convertible notes payable to related party	$566,743	$566,743
Less: loan discounts	(—)	(96,270)
Total convertible notes payable to related party, net	$566,743	$470,473

Total related party payables	$566,743	$470,473

Effective June 30, 2018, the Company issued a convertible promissory note in the principal amount of $445,628 to its Chief Executive Officer against a portion of these unpaid compensatory balances. The note bears no interest and is payable on demand. The note is convertible at the option of the holder at the lower of (i) the average of the five lowest bid prices of the Company’s common stock over the previous 20 trading days or (ii) the lowest price per share at which the Company sold its common stock in a transaction with a person who is not a manager, officer, or director of the Company during the period from the date hereof until the giving of notice of the election to convert or the lowest price per share at which a noteholder who is not a manager, officer, or director of the Company converted any debt of the Company into shares of the Company during the period from the date hereof until the giving of notice of the election to convert. The note’s conversion rate has a floor of $0.0001. Total debt discounts related to the beneficial conversion features of $445,628 were recorded and are being amortized over a one-year period consistent with the maturity dates of convertible notes issued to third party holders. As of December 31, 2020, all discounts were fully amortized.

On April 7, 2019, the Company’s board of directors approved the issuance of a convertible note in the principal amount of $261,631 to its Chief Executive Officer against a portion of these unpaid compensatory balances. The note bears interest at an annual rate of 6.0% and is payable on demand. The note is convertible at the option of the holder at the lower of (i) $0.00045 or (ii) the lowest price per share at which a noteholder who is not a manager, officer, or director of the Company converted any debt of the Company into common stock of the Company during the period from the date hereof until the giving of notice of the election to convert. Total debt discounts related to the beneficial conversion features of $261,631 were recorded and are being amortized over a one-year period consistent with the maturity dates of convertible notes issued to third party holders. As of December 31, 2020, all discounts were fully amortized.

On April 7, 2019, the Company’s board of directors approved the exchange, initiated by a formal notice of conversion dated February 19, 2019, of $202,240 of convertible note principal due to its Chief Executive Officer for five-year stock options to purchase 224,711,111 shares of Brazil Minerals at an exercise price of $0.00001 and 505,600 shares of common stock of Jupiter Gold at an exercise price of $0.001. Per the terms of the convertible note agreement, the conversion notification permitted the holder, at his election, to receive either an issuance of 224,711,111 shares of Brazil Minerals and 505,600 shares of Jupiter Gold, or an issuance of stock options to purchase the same numbers of shares at a nominal exercise price. The options were valued at $270,255 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant of $0.0012, expected dividend yield of 0%, historical volatility ranging from 230.1% to 1,271.2%, risk-free interest rate of 2.50%, and an expected term of 5.00 years. In connection with the exchange, the Company recorded a loss on the extinguishment of debt totaling $68,015.

BRAZIL MINERALS, INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

On June 30, 2019, the Company’s board of directors approved the issuance of a convertible note in the principal amount of $61,724 to its Chief Executive Officer against a portion of these unpaid compensatory balances. The note bears interest at an annual rate of 6.0% and is payable on demand. The note is convertible at the option of the holder at the lower of (i) $0.0003 or (ii) the lowest price per share at which a noteholder who is not a manager, officer, or director of the Company converted any debt of the Company into common stock of the Company during the period from the date hereof until the giving of notice of the election to convert. Total debt discounts related to the beneficial conversion features of $61,724 were recorded and are being amortized over a one-year period consistent with the maturity dates of convertible notes issued to third party holders. As of December 31, 2020, there were unamortized debt discounts of $30,862 related to this note.

On March 11, 2020, the Company issued 200,000 shares of its common stock with a fair value of $280, or $0.0014 per share, to its Chief Executive Officer in lieu of cash for loans payable and other accrued obligations.

On December 3, 2020, the Company issued 161,636,427 shares of common stock to its Chief Executive Officer in connection with the exercise stock options acquired on February 19, 2019 as described above.

Jupiter Gold Corporation

During the year ended December 31, 2019, Jupiter Gold granted options to purchase an aggregate of 360,000 shares of its common stock to Marc Fogassa at a price of $1.00 per share. The options were valued at $116,095 and recorded to stock-based compensation. The options were valued using the Black-Scholes option pricing model with the following average assumptions: the Company’s stock price on the date of the grant ($0.275 to $1.125), expected dividend yield of 0%, historical volatility calculated between a range of 63.1%, risk-free interest rate between a range of 1.39% to 2.56%, and an expected term of 5 years.

On February 12, 2020, the Company sold 900,000 shares of Jupiter Gold common stock that it held as an investment, 180,500 warrants to purchase up to 180,500 shares of Jupiter Gold common stock at $0.60 per share, and 50,000,000 warrants to purchase up to 50,000,000 shares of Brazil Minerals common stock at $0.0015 per share for gross proceeds of $250,000 to an accredited investor.

On February 14, 2020, the Company loaned $225,000 to Jupiter Gold in the form of a convertible promissory note. The note bears interest at 6.0% per annum and matures on December 31, 2023. As an inducement to enter into the transaction, the Company received 67,000 warrants to purchase up to 67,000 shares of Jupiter Gold common stock at a price of $0.60 per share. At any time after issuance, the note is convertible at the option of the holder at a rate of one share of Jupiter Gold common stock for each $0.60 of loan principal. The impact of transaction on the Company’s accounts was eliminated in consolidation. On February 15, 2020, the Company converted the promissory note in return for 375,000 shares of Jupiter Gold common stock.

During the year ended December 31, 2020, Jupiter Gold granted options to purchase an aggregate of 375,000 shares of its common stock to Marc Fogassa at prices ranging between $0.01 to $1.04 per share. The options were valued at $74,357 and recorded to stock-based compensation. The options were valued using the Black-Scholes option pricing model with the following average assumptions: the Company’s stock price on the date of the grant ($0.30 to $0.53), expected dividend yield of 0%, historical volatility calculated between a range of 63.1%, risk-free interest rate between a range of 0.21% to 1.69%, and an expected term of 5 years.

As of December 31, 2020, Jupiter Gold had 2,295,000 common stock options outstanding with a weighted average life of 2.5 years at an average exercise price of $1.00.

Investment in Ares Resources Corporation’s Common Stock

On October 2, 2017, the Company entered into a share exchange agreement with Ares Resources Corporation. The Company’s chief executive officer also serves as an officer of Ares Resources Corporation, thus making it a related party under common ownership and control. Refer to “Note 2 – Composition of Certain Financial Statement Items” for additional information.

On March 11, 2020, the Company issued 53,947,368 shares of common stock to Lancaster Brazil Fund pursuant to an addendum to the share exchange agreement dated September 28, 2018. The Company recorded a loss on exchange of equity with a related party of $76,926 representing the fair value of the additional shares of common stock issued.

As of December 31, 2020, no change in the value of the Ares common stock was recorded as the recorded value still approximated fair value.

BRAZIL MINERALS, INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS